Note 10 - Term Loans and Line of Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	2021
	Gross Amount	Debt Issuance Costs	Net Amount
Term Loan Agreement	$20,833	$(331)	$20,502
Less current portion	1,168	(42)	1,126
Long-term debt	$19,665	$(289)	$19,376
	2020
	Gross Amount	Debt Issuance Costs	Net Amount
Term Loan Agreement	$21,944	$(373)	$21,571
Paycheck Protection Program Loans	1,964	-	1,964
Total	23,908	(373)	23,535
Less current portion	1,636	(42)	1,594
Long-term debt	$22,272	$(331)	$21,941

Schedule of Maturities of Long-term Debt [Table Text Block]
2022	$1,168
2023	1,227
2024	1,290
2025	1,356
2026	1,425
Thereafter	14,367
Total	$20,833